Cover	May 03, 2024
Cover [Abstract]
Entity Registrant Name	TEGO CYBER INC.
Entity Central Index Key	0001815632
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 03, 2024
Entity Ex Transition Period	false
Entity File Number	333-248929
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-2678167
Entity Address Address Line 1	8565 South Eastern Avenue
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89123
City Area Code	855
Local Phone Number	939-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false